Schedules of Investments – IQ Chaikin U.S. Large Cap ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 10.6%
Activision Blizzard, Inc.	32,005	$2,644,573
Alphabet, Inc., Class A*	1,639	2,438,750
AT&T, Inc.	65,306	1,931,751
Comcast Corp., Class A	55,371	2,369,879
Facebook, Inc., Class A*	11,413	2,895,136
Snap, Inc., Class A*	160,106	3,589,577
T-Mobile US, Inc.*	22,689	2,436,345
Twitter, Inc.*	77,511	2,821,400
Verizon Communications, Inc.	35,430	2,036,516
Walt Disney Co. (The)	19,706	2,304,420
Total Communication Services		25,468,347

Consumer Discretionary — 10.0%
AutoZone, Inc.*	2,251	2,717,902
Dollar General Corp.	12,606	2,400,182
Home Depot, Inc. (The)	10,195	2,706,671
Las Vegas Sands Corp.	44,823	1,956,076
NIKE, Inc., Class B	23,008	2,245,811
Ross Stores, Inc.	21,888	1,962,697
Starbucks Corp.	28,958	2,216,156
Target Corp.	20,476	2,577,519
Tesla, Inc.*	3,633	5,197,951
Total Consumer Discretionary		23,980,965

Consumer Staples — 5.2%
Archer-Daniels-Midland Co.	54,112	2,317,617
Costco Wholesale Corp.	6,676	2,173,239
General Mills, Inc.	36,075	2,282,465
Hormel Foods Corp.	40,816	2,075,902
Tyson Foods, Inc., Class A	32,896	2,021,459
Walgreens Boots Alliance, Inc.	41,610	1,693,943
Total Consumer Staples		12,564,625

Energy — 2.8%
Exxon Mobil Corp.	50,136	2,109,723
Phillips 66	35,483	2,200,656
Valero Energy Corp.	41,968	2,359,860
Total Energy		6,670,239

Financials — 14.0%
Allstate Corp. (The)	20,753	1,958,876
American Express Co.	22,237	2,075,157
Bank of New York Mellon Corp. (The)	56,522	2,026,314
Hartford Financial Services Group, Inc. (The)	54,020	2,286,126
Intercontinental Exchange, Inc.	23,575	2,281,588
JPMorgan Chase & Co.	21,145	2,043,453
M&T Bank Corp.	18,405	1,950,010
MetLife, Inc.	62,272	2,356,995
Northern Trust Corp.	25,227	1,976,535
Progressive Corp. (The)	25,781	2,329,056
S&P Global, Inc.	7,769	2,721,092
Synchrony Financial	118,314	2,618,289
T Rowe Price Group, Inc.	19,494	2,692,121
Truist Financial Corp.	61,727	2,312,293
US Bancorp	55,259	2,035,742
Total Financials		33,663,647

Health Care — 14.9%
AbbVie, Inc.	24,986	2,371,421
Amgen, Inc.	9,391	2,297,696
Anthem, Inc.	8,385	2,295,813
Becton Dickinson and Co.	8,285	2,330,902
Bristol-Myers Squibb Co.	34,152	2,003,356
Cigna Corp.	10,745	1,855,554
CVS Health Corp.	32,086	2,019,493
Gilead Sciences, Inc.	25,463	1,770,442

	Shares	Value
Common Stocks (continued)
Health Care (continued)
HCA Healthcare, Inc.	21,187	$2,683,122
Humana, Inc.	6,062	2,379,032
Johnson & Johnson	14,518	2,116,144
Medtronic PLC	21,109	2,036,596
Merck & Co., Inc.	24,742	1,985,298
Thermo Fisher Scientific, Inc.	6,712	2,778,433
UnitedHealth Group, Inc.	7,633	2,311,120
Zimmer Biomet Holdings, Inc.	18,833	2,539,818
Total Health Care		35,774,240

Industrials — 8.1%
Cintas Corp.	10,989	3,317,249
Cummins, Inc.	14,068	2,718,782
Delta Air Lines, Inc.	66,725	1,666,123
Emerson Electric Co.	39,951	2,477,362
Johnson Controls International PLC	70,611	2,717,111
Northrop Grumman Corp.	6,292	2,044,963
TransDigm Group, Inc.	5,945	2,565,743
United Airlines Holdings, Inc.*(a)	60,338	1,893,407
Total Industrials		19,400,740

Information Technology — 26.6%
Accenture PLC, Class A	11,660	2,620,935
Adobe, Inc.*	5,982	2,657,922
Amphenol Corp., Class A	26,121	2,762,557
Broadcom, Inc.	8,029	2,543,186
Cadence Design Systems, Inc.*	28,826	3,149,241
Cognizant Technology Solutions Corp., Class A	40,966	2,798,797
Fiserv, Inc.*	20,041	1,999,891
FleetCor Technologies, Inc.*	10,205	2,638,707
Global Payments, Inc.	13,199	2,349,686
Hewlett Packard Enterprise Co.	196,052	1,935,033
Intel Corp.	35,175	1,678,903
International Business Machines Corp.	17,161	2,109,773
Intuit, Inc.	8,277	2,535,825
Mastercard, Inc., Class A	7,881	2,431,525
Microsoft Corp.	12,071	2,474,676
Motorola Solutions, Inc.	14,322	2,002,216
Oracle Corp.	39,389	2,184,120
Palo Alto Networks, Inc.*	11,610	2,971,231
PayPal Holdings, Inc.*	19,883	3,898,460
ServiceNow, Inc.*	6,642	2,917,166
Splunk, Inc.*(a)	15,081	3,164,295
Synopsys, Inc.*	14,781	2,944,671
VeriSign, Inc.*	10,571	2,237,669
Visa, Inc., Class A(a)	11,815	2,249,576
Workday, Inc., Class A*	14,619	2,644,869
Total Information Technology		63,900,930

Materials — 1.1%
Air Products and Chemicals, Inc.	9,537	2,733,590

Real Estate — 2.8%
American Tower Corp.	8,743	2,285,333
Crown Castle International Corp.	13,183	2,197,606
Realty Income Corp.	38,180	2,292,709
Total Real Estate		6,775,648

Utilities — 3.7%
American Electric Power Co., Inc.	23,802	2,067,918
DTE Energy Co.	20,045	2,317,803
Entergy Corp.	20,259	2,129,829
Public Service Enterprise Group, Inc.	42,389	2,371,240
Total Utilities		8,886,790

Schedules of Investments – IQ Chaikin U.S. Large Cap ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Total Common Stocks
(Cost $206,497,012)		$239,819,761
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(b)
(Cost $333,241)	333,241	333,241
Total Investments — 99.9%
(Cost $206,830,253)		240,153,002
Other Assets and Liabilities, Net — 0.1%		187,900
Net Assets — 100.0%		$240,340,902

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $7,160,912; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $7,363,337.
(b)	Reflects the 1-day yield at July 31, 2020.

Schedules of Investments – IQ Chaikin U.S. Large Cap ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$239,819,761	$–	$–	$239,819,761
Short-Term Investments:
Money Market Fund	333,241	–	–	333,241
Total Investments in Securities	$240,153,002	$–	$–	$240,153,002

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.